UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22759

SharesPost 100 Fund
(Exact name of registrant as specified in charter)

555 Montgomery Street, Suite 1400

 San Francisco, CA 94111
(Address of principal executive offices) (Zip code)

Cogency Global, Inc.

c/o SharesPost 100 Fund

850 New Burton Rd. Ste. 201

City of Dover, County of Kent, Delaware 19904

(Name and address of agent for service)

Copy to:

Dechert LLP

One Bush Street, Suite 1600

San Francisco, CA 94104-4446

Registrant's telephone number, including area code: (800) 834-8707

Date of fiscal year end: December 31

Date of reporting period: July 1, 2019 – June 30, 2020

Item 1. Proxy Voting Record

This Form N-PX is filed by SharesPost 100 Fund. During the reporting period ended June 30, 2020 the Fund has no proxy voting record to report in this filing.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SharesPost 100 Fund

By (Signature and Title):	/s/ Kevin Moss
Kevin Moss, President, SharesPost 100 Fund

Date:	7/23/2020